1. Operations (Details 2) - Joint Operation	12 Months Ended
Dec. 31, 2018
Disclosure of joint operations [line items]
Joint operation name	Hydroelectric Power Plant Gov. Jayme Canet Júnior (Mauá)
Interest	51.00%
Other consortium members	Eletrosul Centrais Elétricas S.A. (49%)
Joint operation name	Hydroelectric Power Plant Baixo Iguaçu (Note 18.5.1) (a)
Interest	30.00%
Other consortium members	Geração Céu Azul S.A (subsidiarie of Neoenergia S.A.) (70%)